UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund: BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2011

Date of reporting period: 02/28/2011

Item 1 – Schedule of Investments

Schedule of Investments February 28, 2011 (Unaudited)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 0.3%
Birmingham Special Care Facilities
Financing Authority, RB, Children’s
Hospital (AGC), 6.00%, 6/01/34	$750	$786,210

Arizona — 4.5%
Arizona Health Facilities Authority, RB,
Banner Health, Series A, 5.00%,
1/01/20	2,000	2,056,960
Arizona State Transportation Board, RB,
Series B, 5.00%, 7/01/17	2,500	2,797,900
Arizona State University, RB, Series D,
5.50%, 7/01/25	1,250	1,333,587
City of Tucson Arizona, COP, Refunding
(AGC), 4.00%, 7/01/20	1,500	1,518,045
Phoenix Civic Improvement Corp.,
Refunding RB, Senior Lien, 5.50%,
7/01/18	1,000	1,177,730
Pima County IDA, Refunding RB, Tucson
Electric Power Co., San Juan, Series A,
4.95%, 10/01/20	1,500	1,441,110
Salt Verde Financial Corp., RB, Senior,
5.25%, 12/01/19	2,000	2,080,120
State of Arizona, COP, Department of
Administration, Series A (AGM),
4.25%, 10/01/23	750	720,585

		13,126,037

Arkansas — 0.3%
Benton County Public Facilities Board,
Refunding RB, BCCSO Project,
Series A, 5.00%, 6/01/22	785	787,363

California — 12.0%
Agua Caliente Band of Cahuilla Indians,
RB, 5.60%, 7/01/13 (a)(b)(c)	555	540,748
Antelope Valley Healthcare District
California, RB, Series A, 5.25%,
9/01/17	2,000	1,894,380
California County Tobacco Securitization
Agency, RB, Asset-Backed, Los
Angeles, 5.32%, 6/01/21 (d)	5,225	4,606,412
California Health Facilities Financing
Authority, Refunding RB, Sutter
Health, Series B, 5.00%, 8/15/22	1,050	1,061,665

Municipal Bonds	Par (000)	Value

California (concluded)
California HFA, RB, AMT, Home
Mortgage:
Series E, 4.70%, 8/01/24	$1,200	$1,086,948
Series I, 4.60%, 8/01/21	2,500	2,240,475
Series K, 4.55%, 8/01/21	2,715	2,368,973
California HFA, Refunding RB, Home
Mortgage, Series M, AMT, 4.55%,
8/01/21	2,500	2,289,150
California Pollution Control Financing
Authority, Refunding RB, AMT (FGIC),
Pacific Gas:
Series A, 4.75%, 12/01/23	4,000	3,919,160
Series C, 4.75%, 12/01/23	1,000	979,790
Golden State Tobacco Securitization
Corp. California, Refunding RB, Asset-
Backed, Senior Series A-1, 5.00%,
6/01/16	3,000	2,995,650
Los Angeles Unified School District
California, GO, Refunding, Series A-1
(NPFGC), 4.50%, 7/01/25	6,735	6,382,894
Palomar Community College District,
GO, CAB, Election of 2006, Series B,
5.32%, 8/01/23 (e)	3,950	1,864,321
Southern California Public Power
Authority, RB, Project No. 1, Series A,
5.25%, 11/01/19	2,445	2,443,460

		34,674,026

Colorado — 0.9%
City & County of Denver Colorado, RB,
Series D, AMT (AMBAC), 7.75%,
11/15/13	2,450	2,652,272

Florida — 3.1%
Broward County School Board Florida,
COP, Series C (AGM), 5.25%, 7/01/17	3,410	3,653,201
County of Miami-Dade Florida,
Refunding RB, System, Series B
(AGM), 5.25%, 10/01/22	2,000	2,229,020
Panther Trace II Community
Development District, Special
Assessment Bonds, Special
Assessment, 5.13%, 11/01/13	795	702,581

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2011	1

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Florida (concluded)
Sterling Hill Community Development
District, Special Assessment Bonds,
Refunding, Series B, 5.50%,
11/01/10	$160	$111,872
Tolomato Community Development
District, Special Assessment Bonds,
Special Assessment, 6.38%, 5/01/17	3,130	2,347,469

		9,044,143

Georgia — 1.2%
Fulton County Development Authority,
Refunding RB, Robert Woodruff,
Series B, 5.25%, 3/15/24	1,000	1,025,160
Fulton County Residential Care Facilities
for the Elderly Authority, Refunding
RB, Canterbury Court Project,
Series A, 5.00%, 2/15/14	1,050	1,042,293
Medical Center Hospital Authority,
Refunding RB, Columbus Regional
Healthcare (AGM), 4.00%, 8/01/22	1,430	1,375,174

		3,442,627

Guam — 0.4%
Territory of Guam, GO, Series A, 6.00%,
11/15/19	570	571,088
Territory of Guam, RB, Section 30,
Series A, 5.38%, 12/01/24	655	640,623

		1,211,711

Idaho — 2.0%
Ada & Canyon Counties Joint School
District No. 2 Meridian, GO, 5.00%,
8/15/17	5,000	5,627,700

Illinois — 5.3%
City of Chicago Illinois, Refunding ARB,
General, Third Lien, Series A-2, AMT
(AGM), 5.25%, 1/01/14	5,000	5,397,600
City of Chicago Illinois, Tax Allocation
Bonds, Kingsbury Redevelopment
Project, Series A, 6.57%, 2/15/13	450	449,082
Du Page County Forest Preservation
District Illinois, GO, Refunding,
Series A, 3.50%, 11/01/24	2,490	2,303,822
Illinois Finance Authority, Refunding RB,
Primary Health Care Centers Program,
5.90%, 7/01/14	475	462,636
Metropolitan Pier & Exposition Authority,
Refunding RB, CAB, McCormick Place
Expansion Project, Series B (NPFGC),
4.72%, 6/15/17 (d)	3,000	2,151,360
Railsplitter Tobacco Settlement
Authority, RB:
5.50%, 6/01/23	1,500	1,432,905
6.25%, 6/01/24	3,000	3,006,150

		15,203,555

Indiana — 0.7%
Indiana Bond Bank, RB, Series A,
5.00%, 10/15/17	2,000	2,111,800

Iowa — 0.4%
Iowa Higher Education Loan Authority,
Refunding RB, Private College Facility,
5.00%, 9/01/20	1,000	1,035,980

Municipal Bonds	Par (000)	Value

Kansas — 1.4%
Kansas Development Finance Authority,
Refunding RB:
Adventist Health, 5.00%, 11/15/23	$500	$529,280
Adventist/Sunbelt, Series D, 5.00%,
11/15/24	1,000	1,040,380
Sisters of Leavenworth, Series A,
4.00%, 1/01/22	1,325	1,280,732
Stormont, Vail Healthcare, Series F,
5.00%, 11/15/21	1,000	1,031,550

		3,881,942

Kentucky — 1.5%
Kentucky Economic Development
Finance Authority, Refunding RB,
Owensboro Medical Health System,
Series A, 5.25%, 6/01/23	2,350	2,227,636
Kentucky State Property & Buildings
Commission, Refunding RB, Project
No. 93 (AGC), 5.25%, 2/01/24	2,000	2,123,640

		4,351,276

Louisiana — 0.5%
New Orleans Aviation Board Louisiana,
Refunding GARB, Restructuring,
Series A-2 (AGC), 6.00%, 1/01/23	250	276,095
Parish of Morehouse Louisiana,
Refunding RB, International Paper Co.
Project, Series A, 5.25%, 11/15/13	1,000	1,067,850

		1,343,945

Maryland — 0.4%
Maryland EDC, RB, Transportation
Facilities Project, Series A, 5.13%,
6/01/20	250	232,843
Maryland EDC, Refunding RB, CNX
Marine Terminals, Inc., 5.75%,
9/01/25	1,000	935,830

		1,168,673

Massachusetts — 2.1%
Massachusetts Port Authority, RB, Delta
Air Lines, Inc. Project, Series A, AMT
(AMBAC):
5.50%, 1/01/14	2,500	2,403,675
5.50%, 1/01/15	4,000	3,791,120

		6,194,795

Michigan — 4.7%
Kalamazoo Hospital Finance Authority,
Refunding RB, Bronson Methodist
Hospital, 4.25%, 5/15/25	2,000	1,787,040
Michigan State Building Authority,
Refunding RB, Facilities Program,
Series I (AGC), 5.00%, 10/15/23	5,000	5,137,650
Michigan State Hospital Finance
Authority, Refunding RB:
Hospital, Henry Ford Health, 5.00%,
11/15/20	1,000	1,011,190
Hospital, Henry Ford Health, 5.25%,
11/15/24	2,600	2,540,200
McLaren Health Care, 5.25%,
5/15/16	1,000	1,078,140

2	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2011

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan (concluded)
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont, Series W, 6.25%, 8/01/23	$2,000	$2,044,260

		13,598,480

Minnesota — 1.1%
City of St. Cloud Minnesota, RB,
CentraCare Health System, Series A,
4.25%, 5/01/21	1,225	1,216,940
Minnesota Higher Education Facilities
Authority, RB:
Gustavus Adolphus Child & Family
Services, Inc., Series 7-B, 5.00%,
10/01/23	1,545	1,612,130
St. Olaf College, Series 7-F, 3.50%,
10/01/25	500	455,795

		3,284,865

Mississippi — 0.3%
Mississippi Business Finance Corp.,
Refunding RB, System Energy
Resource Inc. Project, 5.90%,
5/01/22	1,000	982,670

Missouri — 0.9%
Missouri State Health & Educational
Facilities Authority, RB, SSM Health
Care, Series B, 4.25%, 6/01/25	2,850	2,653,008

Montana — 0.4%
Montana Facility Finance Authority,
Refunding RB, Series B, 5.00%,
1/01/24	1,125	1,182,353

Nebraska — 1.3%
City of Omaha, RB, Series A, 3.50%,
12/01/24	2,750	2,531,815
Omaha Convention Hotel Corp.,
Refunding RB, Convention Center
Project, First Tier (AMBAC), 5.00%,
2/01/19	1,110	1,194,005

		3,725,820

Nevada — 0.6%
County of Humboldt Nevada, Refunding
RB, Idaho Power Co. Project, 5.15%,
12/01/24	1,700	1,729,172

New Jersey — 7.9%
City of Newark New Jersey, GO, Series A,
4.00%, 10/01/22	1,050	971,439
Essex County Improvement Authority,
RB, Newark Project, Series A (AGM),
5.00%, 11/01/20	1,500	1,500,015
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc.
Project, Series C, AMT, 5.10%,
6/01/23	2,000	2,029,340
New Jersey American Water Co.,
Series E, AMT, 4.70%, 12/01/25	1,750	1,660,138
School Facilities Construction,
Series AA, 4.25%, 12/15/24	1,000	943,170
New Jersey Educational Facilities
Authority, Refunding RB:
New Jersey Institute of Technology,
Series H, 3.75%, 7/01/24	2,470	2,216,529

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
New Jersey Educational Facilities
Authority, Refunding RB (concluded):
New Jersey Institute of Technology,
Series H, 4.00%, 7/01/25	$2,260	$2,054,272
University of Medicine & Dentistry,
Series B, 6.50%, 12/01/20	2,000	2,194,500
New Jersey Health Care Facilities
Financing Authority, Refunding RB,
Holy Name Medical Center:
4.00%, 7/01/17	2,000	1,873,180
4.25%, 7/01/18	780	731,125
New Jersey Higher Education Assistance
Authority, Refunding RB, Series 1A:
4.50%, 12/01/20	2,000	2,008,500
4.75%, 12/01/21	600	605,526
New Jersey Transportation Trust Fund
Authority, RB, CAB, Transportation
System, Series C (AMBAC) (e):
5.62%, 12/15/24	3,850	1,744,858
5.20%, 12/15/25	480	198,734
New Jersey Transportation Trust Fund
Authority, Refunding RB,
Transportation System, Series A,
5.50%, 12/15/23	1,350	1,420,052
University of Medicine & Dentistry of
New Jersey, RB, Series A (AMBAC),
5.50%, 12/01/23	800	807,256

		22,958,634

New York — 17.9%
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	2,000	2,045,360
Sub-Series I-1, 5.50%, 4/01/21	2,000	2,258,340
Sub-Series I-1, 5.13%, 4/01/25	845	886,878
Dutchess County Local Development
Corp., Refunding RB, Health Quest
System Inc., Series A (AGC):
5.00%, 7/01/21	535	544,962
5.00%, 7/01/22	510	511,285
5.25%, 7/01/25	895	886,489
Essex County Industrial Development
Agency, Refunding RB, International
Paper, Series A, AMT, 5.20%,
12/01/23	2,000	1,903,580
Long Island Power Authority, Refunding
RB, Series A, 5.50%, 4/01/24	375	401,756
Metropolitan Transportation Authority,
RB, Series A:
(NPFGC), 5.00%, 11/15/24	1,000	1,026,150
Transportation, 5.00%, 11/15/25	500	503,665
Metropolitan Transportation Authority,
Refunding RB, Series B, 5.25%,
11/15/25	1,500	1,576,935
New York City Industrial Development
Agency, Refunding RB, Terminal One
Group Association Project, AMT,
5.50%, 1/01/21 (f)	1,500	1,528,560
New York City Transitional Finance
Authority, RB, Fiscal 2009, Series S-3,
5.00%, 1/15/23	865	912,705
New York Mortgage Agency, Refunding
MRB, 44th Series, AMT, 4.00%,
10/01/21	805	768,413

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2011	3

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New York (continued)
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM),
4.00%, 11/01/18	$175	$175,049
Convent of the Sacred Heart (AGM),
5.00%, 11/01/19	555	586,474
Convent of the Sacred Heart (AGM),
5.00%, 11/01/20	405	423,792
Interagency Council Pooled, Series
A-1, 4.25%, 7/01/25	3,000	2,827,230
Master BOCES Program Lease
(AGM), 3.50%, 8/15/25	3,950	3,494,644
Mount Sinai School of Medicine,
Series A (NPFGC), 5.15%, 7/01/24	500	499,470
NYU Hospital Center, Series A,
5.00%, 7/01/22	1,725	1,717,513
NYU Hospital Center, Series A,
5.13%, 7/01/23	1,665	1,656,608
The New School, 5.25%, 7/01/25	1,000	1,011,710
University of Rochester, Series E,
4.00%, 7/01/24	1,015	1,010,280
New York State Association for
Retarded Children, Inc., Series A,
5.30%, 7/01/23	550	570,213
New York State Dormitory Authority,
Refunding RB:
Mount Sinai Hospital, Series A,
4.25%, 7/01/23	750	713,895
Mount Sinai Hospital, Series A,
5.00%, 7/01/26	750	744,795
North Shore-Long Island Jewish
Health System, Series E, 5.00%,
5/01/22	1,000	1,018,950
NYU Hospital Center, Series A,
5.00%, 7/01/16	1,140	1,194,287
NYU Hospital Center, Series A,
5.00%, 7/01/20	1,000	1,008,320
New York State Thruway Authority, RB,
Series G (AGM), 5.00%, 1/01/30	2,000	2,010,720
New York State Urban Development
Corp., Refunding RB, Service Contract,
Series B, 5.00%, 1/01/21	1,470	1,583,969
Port Authority of New York & New
Jersey, RB:
Consolidated, 155th Series, AMT
(AGM), 5.50%, 7/15/18	3,000	3,268,380
JFK International Air Terminal,
5.00%, 12/01/20	1,500	1,459,140
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
6.25%, 12/01/13	2,000	2,100,260
Port Authority of New York & New
Jersey, Refunding RB, Consolidated,
152nd Series, AMT, 5.00%,
11/01/23	2,000	2,013,280
United Nations Development Corp. New
York, Refunding RB, Series A, 4.25%,
7/01/24	1,200	1,157,820
Westchester County Industrial
Development Agency New York, MRB,
Kendal on Hudson Project, Series A,
5.63%, 1/01/13	1,000	995,730

Municipal Bonds	Par (000)	Value

New York (concluded)
Yonkers Economic Development Corp.,
Refunding RB, Riverview II (Freddie
Mac), 4.50%, 5/01/25	$3,000	$2,869,350

		51,866,957

North Carolina — 0.8%
North Carolina Eastern Municipal Power
Agency, Refunding RB, Series B,
5.00%, 1/01/26	475	466,669
North Carolina Medical Care
Commission, Refunding RB, First
Mortgage, Galloway Ridge Project,
Series A:
4.13%, 1/01/17	200	190,536
4.30%, 1/01/18	555	526,212
4.50%, 1/01/19	520	491,322
4.75%, 1/01/21	270	251,440
5.00%, 1/01/22	290	273,055

		2,199,234

Oregon — 3.1%
Oregon State Department of
Transportation, RB, Series A, 5.00%,
11/15/16 (g)	5,000	5,867,900
Oregon State Housing & Community
Services Department, RB, S/F
Mortgage Program, Series B, AMT:
4.50%, 1/01/23	1,595	1,546,464
4.50%, 7/01/23	1,560	1,511,063

		8,925,427

Pennsylvania — 3.1%
Montgomery County IDA Pennsylvania,
RB, New Regional Medical Center
Project (FHA), 5.00%, 8/01/24	1,500	1,538,490
Pennsylvania HFA, RB, Series 103C,
4.38%, 4/01/18	1,160	1,205,263
Pennsylvania Turnpike Commission, RB,
Sub-Series B, 5.25%, 6/01/24	3,400	3,482,790
South Fork Municipal Authority, RB,
Conemaugh Valley Memorial, Series A
(AGC), 6.00%, 7/01/26	2,475	2,604,863

		8,831,406

Puerto Rico — 7.4%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement:
CAB, 4.19%, 7/01/17 (e)	3,000	2,223,570
Series A, 5.50%, 7/01/23	3,000	2,986,470
Series A (NPFGC), 5.50%, 7/01/21	3,100	3,161,008
Government Development Bank for
Puerto Rico, RB, Senior Series B,
5.00%, 12/01/17	1,500	1,521,450
Puerto Rico Commonwealth
Infrastructure Financing Authority,
Special Tax Bonds, Series B, 5.00%,
7/01/18	2,250	2,282,490
Puerto Rico Electric Power Authority, RB:
Series CCC, 4.25%, 7/01/23	640	588,659
Series RR (NPFGC), 5.00%,
7/01/24	2,690	2,605,830
Puerto Rico Highway & Transportation
Authority, RB, Series Y (AGM), 6.25%,
7/01/21	2,000	2,184,140

4	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2011

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series AA-1
(AGM), 4.95%, 7/01/26	$650	$623,630
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series F (CIFG), 5.25%, 7/01/17	3,000	3,081,930

		21,259,177

Rhode Island — 1.0%
Rhode Island Health & Educational
Building Corp., RB, University of
Rhode Island, Series A (AGC), 4.75%,
9/15/24	500	508,495
Rhode Island Housing & Mortgage
Finance Corp., RB, AMT,
Homeownership Opportunity:
Series 55-B, 4.55%, 10/01/22	500	488,095
Series 57-B, 5.15%, 4/01/22	1,000	994,530
Rhode Island Turnpike & Bridge
Authority, RB, Series A, 4.13%,
12/01/23	970	937,670

		2,928,790

South Carolina — 2.5%
County of Florence South Carolina, RB,
McLeod Regional Medical Center,
Series A, 4.00%, 11/01/23	3,500	3,192,595
County of Richland South Carolina,
Refunding RB, International Paper Co.
Project, AMT, 6.10%, 4/01/23	4,115	4,125,822

		7,318,417

Tennessee — 1.7%
Chattanooga-Hamilton County Hospital
Authority Tennessee, Refunding RB,
Erlanger Health (AGM):
5.00%, 10/01/21	1,450	1,514,264
5.00%, 10/01/22	1,620	1,667,579
Memphis-Shelby County Sports Authority
Inc., Refunding RB, Memphis Arena
Project, Series A:
5.25%, 11/01/25	890	906,696
5.25%, 11/01/27	750	753,578

		4,842,117

Texas — 2.7%
Alliance Airport Authority Texas,
Refunding RB, FedEx Corp. Project,
AMT, 4.85%, 4/01/21	3,730	3,704,562
City of San Antonio Texas, RB, AMT
(AGM), 5.25%, 7/01/19	3,055	3,269,522
Red River Education Financing Corp.,
Refunding RB, Higher Education,
Texas Christian University, 4.25%,
3/15/26	1,000	952,860

		7,926,944

Virginia — 1.5%
Fredericksburg EDA, Refunding RB,
MediCorp Health System Obligation,
5.00%, 6/15/17	1,550	1,654,563

Municipal Bonds	Par (000)	Value

Virginia (concluded)
White Oak Village Shops Community
Development Authority, Special
Assessment Bonds, Special
Assessment, 5.30%, 3/01/17	$2,802	$2,801,972

		4,456,535

West Virginia — 1.0%
West Virginia Hospital Finance Authority,
Refunding RB, Charleston, Series A:
5.13%, 9/01/23	1,000	991,350
5.50%, 9/01/25	2,000	1,979,720

		2,971,070

Wisconsin — 0.3%
Wisconsin Housing & EDA, RB, Series C,
AMT, 4.85%, 9/01/26	1,000	961,300

Total Municipal Bonds – 97.2%		281,246,431

Municipal Bonds Transferred to Tender Option Bond Trusts (h)

New York — 0.4%
City of New York New York, GO,
Sub-Series B-1, 5.25%, 9/01/22	1,000	1,088,490

Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 0.4%		1,088,490

Total Long-Term Investments
(Cost – $283,895,625) – 97.6%		282,334,921

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund,
0.13% (i)(j)	4,162,610	4,162,610

Total Short-Term Securities
(Cost – $4,162,610) – 1.4%		4,162,610

Total Investments
(Cost – $288,058,235*) – 99.0%		286,497,531
Other Assets Less Liabilities – 1.2%		3,441,459
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (0.2)%		(500,690)

Net Assets – 100.0%		$289,438,300

*	The cost and unrealized appreciation (depreciation) of investments as of February 28, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$287,558,235

Gross unrealized appreciation	$4,778,203
Gross unrealized depreciation	(6,338,907)

Net unrealized depreciation	$(1,560,704)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2011	5

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund

(c)	Non-income producing security.
(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(f)	Variable rate security. Rate shown is as of report date.
(g)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2010	Shares Purchased	Shares Sold		Shares Held at February 28, 2011	Value at February 28, 2011	Realized Gain (Loss)	Income

BlackRock Insured Municipal Term Trust, Inc.	99,700	—	99,700		—	—	$(107,171)	$41,575
FFI Institutional Tax-Exempt Fund	4,191,720	—	29,110	*	4,162,610	$4,162,610	—	$9,348

* Represents net shares sold.

(j)	Represents the current yield as of report date.

•	Financial futures contracts sold as of February 28, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

152	10-Year U.S. Treasury Note	Chicago Mercantile	June 2011	$18,014,086	$(81,039)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

6	BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2011

Schedule of Investments (concluded)	BlackRock Intermediate Municipal Fund

The following table summarizes the inputs used as of February 28, 2011 in determining the fair valuation of the Fund’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$282,334,921	—	$282,334,921
Short-Term Securities	$4,162,610	—	—	4,162,610

Total	$4,162,610	$282,334,921	—	$286,497,531

[1]	See above Schedule of Investments for values in each sector.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Interest rate contracts	$(81,039)	—	—	$(81,039)

[2]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL SERIES TRUST	FEBRUARY 28, 2011	7

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: April 27, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: April 27, 2011